Stockholders' Equity (Weighted-Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Risk-free interest rate	1.00%	0.80%	1.70%
Expected stock price volatility	62.80%	68.10%	65.70%
Expected term until exercise (in years)	4 years	4 years	4 years
Expected dividends	0.00%	0.00%	0.00%